UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: July 31
Date of reporting period: July 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report July 31, 2024

Nuveen Dividend Growth Fund
Class A Shares/NSBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$100	0.92%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 17.35% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.35%	12.06%	11.05%

Class A Shares at maximum sales charge (Offering Price)	10.61	10.74	10.40

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W662_AR_0724 3824640‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Dividend Growth Fund
Class C Shares/NSBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$180	1.67%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 16.46% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	16.46%	11.22%	10.39%

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W647_AR_0724 3824640‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Dividend Growth Fund
Class R6 Shares/NSBFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$67	0.62%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 17.7% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	17.70%	12.40%	11.40%

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725365_AR_0724 3824640‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Dividend Growth Fund
Class I Shares/NSBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.67%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 17.64% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	17.64%	12.34%	11.33%

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W639_AR_0724 3824640‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Global Dividend Growth Fund
Class A Shares/NUGAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$124	1.15%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 15.64% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World (Net), which returned 18.34%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to U.S. software infrastructure company Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the industrials sector, led by an overweight to Ireland-based power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   A lack of exposure to U.S. chipmaker NVIDIA Corp.

»   Security selection in the communication services sector, including an overweight to U.S. cable television provider Comcast Corporation.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE and a lack of exposure to retailer Amazon.com, Inc.
Performance Attribution Information technology Industrials NVIDIA Corp. Communication services Consumer discretionary

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	15.64%	9.24%	7.90%
Class A Shares at maximum sales charge (Offering Price)	8.99	7.96	7.26
MSCI World Index (Net)	18.34	12.06	9.53
Lipper Global Equity Income Funds Classification Average	12.54	7.89	6.25
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$19,547,727

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$133,439

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725464_AR_0724 3824648‑INV‑Y‑09/25 (A, C, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Global Dividend Growth Fund
Class C Shares/NUGCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$204	1.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 14.78% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World (Net), which returned 18.34%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to U.S. software infrastructure company Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the industrials sector, led by an overweight to Ireland-based power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   A lack of exposure to U.S. chipmaker NVIDIA Corp.

»   Security selection in the communication services sector, including an overweight to U.S. cable television provider Comcast Corporation.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE and a lack of exposure to retailer Amazon.com, Inc.
Performance Attribution Information technology Industrials NVIDIA Corp. Communication services Consumer discretionary

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	14.78%	8.42%	7.25%
MSCI World Index (Net)	18.34	12.06	9.53
Lipper Global Equity Income Funds Classification Average	12.54	7.89	6.25
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$19,547,727

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$133,439

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725456_AR_0724 3824648‑INV‑Y‑09/25 (A, C, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Global Dividend Growth Fund
Class I Shares/NUGIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$97	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 15.97% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World (Net), which returned 18.34%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to U.S. software infrastructure company Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the industrials sector, led by an overweight to Ireland-based power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   A lack of exposure to U.S. chipmaker NVIDIA Corp.

»   Security selection in the communication services sector, including an overweight to U.S. cable television provider Comcast Corporation.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE and a lack of exposure to retailer Amazon.com, Inc.
Performance Attribution Information technology Industrials NVIDIA Corp. Communication services Consumer discretionary

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	15.97%	9.51%	8.16%
MSCI World Index (Net)	18.34	12.06	9.53
Lipper Global Equity Income Funds Classification Average	12.54	7.89	6.25
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$19,547,727

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$133,439

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725449_AR_0724 3824648‑INV‑Y‑09/25 (A, C, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Dividend Growth Fund
Class A Shares/NUIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$120	1.15%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 9.52% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.21%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co. and an overweight to German software company SAP SE.

»   Security selection in the industrials sector, led by overweights to British aerospace and defense firm BAE Systems plc and Japanese import/export provider Itochu Corporation.

•  Top detractors from relative performance

»   Security selection in the financials sector, including an out‑of‑benchmark position in Canadian financial services firm Toronto-Dominion Bank and an overweight to Hong Kong based insurance company AIA Group Limited.

»   An overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE.

»   An overweight to British drug manufacturer Hikma Pharmaceuticals Plc.
Performance Attribution Information technology Industrials Financials LVMH Moet Hennessy Louis Vuitton SE Hikma Pharmaceuticals Plc

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	9.52%	6.20%	4.21%
Class A Shares at maximum sales charge (Offering Price)	3.22	4.95	3.60
MSCI EAFE® Index (Net)	11.21	7.36	4.84
Lipper International Equity Income Funds Classification Average	11.33	6.59	3.79
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$5,325,943

Total number of portfolio holdings	35

Portfolio turnover (%)	18%

Total management fees paid for the year	$35,594

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725423_AR_0724 3824654‑INV‑Y‑09/25 (A, C, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Dividend Growth Fund
Class C Shares/NUICX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$198	1.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 8.72% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.21%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co. and an overweight to German software company SAP SE.

»   Security selection in the industrials sector, led by overweights to British aerospace and defense firm BAE Systems plc and Japanese import/export provider Itochu Corporation.

•  Top detractors from relative performance

»   Security selection in the financials sector, including an out‑of‑benchmark position in Canadian financial services firm Toronto-Dominion Bank and an overweight to Hong Kong based insurance company AIA Group Limited.

»   An overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE.

»   An overweight to British drug manufacturer Hikma Pharmaceuticals Plc.
Performance Attribution Information technology Industrials Financials LVMH Moet Hennessy Louis Vuitton SE Hikma Pharmaceuticals Plc

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	8.72%	5.40%	3.59%
MSCI EAFE® Index (Net)	11.21	7.36	4.84
Lipper International Equity Income Funds Classification Average	11.33	6.59	3.79
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$5,325,943

Total number of portfolio holdings	35

Portfolio turnover (%)	18%

Total management fees paid for the year	$35,594

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725415_AR_0724 3824654‑INV‑Y‑09/25 (A, C, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Dividend Growth Fund
Class I Shares/NUIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 9.78% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.21%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co. and an overweight to German software company SAP SE.

»   Security selection in the industrials sector, led by overweights to British aerospace and defense firm BAE Systems plc and Japanese import/export provider Itochu Corporation.

•  Top detractors from relative performance

»   Security selection in the financials sector, including an out‑of‑benchmark position in Canadian financial services firm Toronto-Dominion Bank and an overweight to Hong Kong based insurance company AIA Group Limited.

»   An overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE.

»   An overweight to British drug manufacturer Hikma Pharmaceuticals Plc.
Performance Attribution Information technology Industrials Financials LVMH Moet Hennessy Louis Vuitton SE Hikma Pharmaceuticals Plc

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.78%	6.47%	4.47%

MSCI EAFE® Index (Net)	11.21	7.36	4.84

Lipper International Equity Income Funds Classification Average	11.33	6.59	3.79
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$5,325,943

Total number of portfolio holdings	35

Portfolio turnover (%)	18%

Total management fees paid for the year	$35,594

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725399_AR_0724 3824654‑INV‑Y‑09/25 (A, C, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Small Cap Fund
Class A Shares/NWAIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$123	1.20%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 5.41% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 18, 2017 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)

Class A Shares at NAV (excluding maximum sales charge)	5.41%	4.10%	3.50%

Class A Shares at maximum sales charge (Offering Price)	(0.65)	2.87	2.57

MSCI World ex USA Index (Net)	11.12	7.48	5.30

MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49

Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389

Total number of portfolio holdings	89

Portfolio turnover (%)	46%

Total management fees paid for the year	$531,378

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713502_AR_0724 3824661‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Small Cap Fund
Class C Shares/NWSCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$200	1.95%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 4.58% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 18, 2017 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)

Class C Shares at NAV (excluding maximum sales charge)	4.58%	3.32%	2.71%

MSCI World ex USA Index (Net)	11.12	7.48	5.30

MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49

Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389

Total number of portfolio holdings	89

Portfolio turnover (%)	46%

Total management fees paid for the year	$531,378

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713601_AR_0724 3824661‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Small Cap Fund
Class R6 Shares/NWIFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$85	0.82%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 5.75% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 18, 2017 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)

Class R6 Shares at NAV	5.75%	4.43%	3.80%

MSCI World ex USA Index (Net)	11.12	7.48	5.30

MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49

Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389

Total number of portfolio holdings	89

Portfolio turnover (%)	46%

Total management fees paid for the year	$531,378

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713809_AR_0724 3824661‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen International Small Cap Fund
Class I Shares/NWPIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$98	0.95%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 5.59% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 18, 2017 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)
Class I Shares at NAV	5.59%	4.34%	3.74%
MSCI World ex USA Index (Net)	11.12	7.48	5.30
MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49
Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389
Total number of portfolio holdings	89
Portfolio turnover (%)	46%
Total management fees paid for the year	$531,378

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670713700_AR_0724 3824661‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Winslow Large‑Cap Growth ESG Fund
Class A Shares/NWCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$105	0.91%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 31.95% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	31.95%	16.87%	15.39%
Class A Shares at maximum sales charge (Offering Price)	24.36	15.50	14.71
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725688_AR_0724 3824663‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Winslow Large‑Cap Growth ESG Fund
Class C Shares/NWCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$191	1.66%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 30.94% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	30.94%	15.99%	14.69%
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725670_AR_0724 3824663‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Winslow Large‑Cap Growth ESG Fund
Class R6 Shares/NWCFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$60	0.52%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 32.45% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	32.45%	17.34%	15.86%
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725373_AR_0724 3824663‑INV‑Y‑09/25 (A, C, R6, I)

3

Annual Shareholder Report July 31, 2024

Nuveen Winslow Large‑Cap Growth ESG Fund
Class I Shares/NVLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.66%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 32.26% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 1, 2014 through July 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	32.26%	17.16%	15.67%
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

What did the Fund invest in? (as of July 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725662_AR_0724 3824663‑INV‑Y‑09/25 (A, C, R6, I)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended July 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Dividend Growth Fund	$20,585	$0	$0	$0

Nuveen Global Dividend Growth Fund	$20,585	$0	$649	$0

Nuveen International Dividend Growth Fund	$20,585	$0	$839	$0

Nuveen International Small Cap Fund	$20,585	$0	$1,015	$0

Nuveen Winslow Large-Cap Growth ESG Fund	$20,585	$0	$2,500	$0

Total	$102,925	$0	$5,003	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended July 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Dividend Growth Fund	0%	0%	0%	0%

Nuveen Global Dividend Growth Fund	0%	0%	0%	0%

Nuveen International Dividend Growth Fund	0%	0%	0%	0%

Nuveen International Small Cap Fund	0%	0%	0%	0%

Nuveen Winslow Large-Cap Growth ESG Fund	0%	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Dividend Growth Fund	$22,933	$0	$0	$0

Nuveen Global Dividend Growth Fund	$22,933	$0	$0	$0

Nuveen International Dividend Growth Fund	$22,933	$0	$2,000	$0

Nuveen International Small Cap Fund	$22,933	$0	$500	$0

Nuveen Winslow Large-Cap Growth ESG Fund	$22,933	$0	$2,500	$0

Total	$114,665	$0	$5,000	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended July 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Dividend Growth Fund	0%	0%	0%	0%

Nuveen Global Dividend Growth Fund	0%	0%	0%	0%

Nuveen International Dividend Growth Fund	0%	0%	0%	0%

Nuveen International Small Cap Fund	0%	0%	0%	0%

Nuveen Winslow Large-Cap Growth ESG Fund	0%	0%	0%	0%

Fiscal Year Ended July 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Dividend Growth Fund	$0	$0	$0	$0

Nuveen Global Dividend Growth Fund	$649	$0	$0	$649

Nuveen International Dividend Growth Fund	$839	$0	$0	$839

Nuveen International Small Cap Fund	$1,015	$0	$0	$1,015

Nuveen Winslow Large-Cap Growth ESG Fund	$2,500	$0	$0	$2,500

Total	$5,003	$0	$0	$5,003

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Dividend Growth Fund	$0	$0	$0	$0

Nuveen Global Dividend Growth Fund	$0	$0	$0	$0

Nuveen International Dividend Growth Fund	$2,000	$0	$0	$2,000

Nuveen International Small Cap Fund	$500	$0	$0	$500

Nuveen Winslow Large-Cap Growth ESG Fund	$2,500	$0	$0	$2,500

Fiscal Year Ended July 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Total	$5,000	$0	$0	$5,000

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Dividend
Growth Fund, Nuveen Global Dividend Growth Fund, Nuveen International Dividend Growth
Fund, Nuveen International Small Cap Fund and Nuveen Winslow Large-Cap Growth ESG
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Growth Fund, Nuveen Global Dividend Growth Fund, Nuveen International Dividend Growth Fund,
Nuveen International Small Cap Fund and Nuveen Winslow Large-Cap Growth ESG Fund (five of the funds constituting
Nuveen Investment Trust II, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 26, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Dividend Growth Fund
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 99 .3 % X 6,306,970,058
BANKS - 3.3%
998,935 JPMorgan Chase & Co $ 212,573,368
TOTAL BANKS 212,573,368
CAPITAL GOODS - 6.7%
439,630 Eaton Corp PLC 133,994,828
513,024 Honeywell International Inc 105,041,664
148,488 Northrop Grumman Corp 71,915,708
345,901 Trane Technologies PLC 115,627,786
TOTAL CAPITAL GOODS 426,579,986
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.2%
535,964 Lowe's Cos Inc 131,584,522
1,172,578 TJX Cos Inc/The 132,524,765
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 264,109,287
CONSUMER SERVICES - 3.3%
567,236 McDonald's Corp 150,544,435
764,616 Starbucks Corp 59,601,817
TOTAL CONSUMER SERVICES 210,146,252
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
1,958,504 Walmart Inc 134,431,715
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 134,431,715
ENERGY - 4.4%
829,877 Chevron Corp 133,170,362
1,223,113 Exxon Mobil Corp 145,048,971
TOTAL ENERGY 278,219,333
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.8%
683,625 American Tower Corp 150,670,950
1,239,301 Prologis Inc 156,213,891
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 306,884,841
FINANCIAL SERVICES - 9.3%
686,788 American Express Co 173,784,835
1,936,421 Charles Schwab Corp/The 126,235,285
343,516 Mastercard Inc, Class A 159,291,804
274,235 S&P Global Inc 132,929,932
TOTAL FINANCIAL SERVICES 592,241,856
FOOD, BEVERAGE & TOBACCO - 4.9%
1,392,236 Mondelez International Inc, Class A 95,159,331
554,827 PepsiCo Inc 95,801,978
1,064,607 Philip Morris International Inc 122,600,142
TOTAL FOOD, BEVERAGE & TOBACCO 313,561,451
HEALTH CARE EQUIPMENT & SERVICES - 7.5%
1,265,806 Abbott Laboratories 134,099,488
247,204 Elevance Health Inc 131,519,944
365,576 UnitedHealth Group Inc 210,630,268
TOTAL HEALTH CARE EQUIPMENT & SERVICES 476,249,700

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Value
INSURANCE - 2.3%
664,888 Marsh & McLennan Cos Inc $ 147,984,122
TOTAL INSURANCE 147,984,122
MATERIALS - 4.5%
426,811 Linde PLC 193,558,789
447,867 Packaging Corp of America 89,515,177
TOTAL MATERIALS 283,073,966
MEDIA & ENTERTAINMENT - 2.0%
3,094,457 Comcast Corp, Class A 127,708,240
TOTAL MEDIA & ENTERTAINMENT 127,708,240
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
837,914 AbbVie Inc 155,282,223
786,502 Zoetis Inc 141,601,820
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 296,884,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
1,711,680 Broadcom Inc 275,032,743
849,049 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
140,772,324
312,925 Texas Instruments Inc 63,777,244
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 479,582,311
SOFTWARE & SERVICES - 10.6%
519,840 Accenture PLC, Class A 171,869,501
1,192,865 Microsoft Corp 499,035,073
TOTAL SOFTWARE & SERVICES 670,904,574
TECHNOLOGY HARDWARE & EQUIPMENT - 11.3%
2,156,917 Apple Inc 479,008,127
601,373 Motorola Solutions Inc 239,899,717
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 718,907,844
TRANSPORTATION - 1.5%
389,261 Union Pacific Corp 96,042,366
TOTAL TRANSPORTATION 96,042,366
UTILITIES - 4.3%
2,098,847 NextEra Energy Inc 160,330,922
1,284,614 WEC Energy Group Inc 110,553,881
TOTAL UTILITIES 270,884,803
TOTAL COMMON STOCKS
(cost $3,201,312,985) 6,306,970,058
TOTAL LONG-TERM INVESTMENTS
(cost $3,201,312,985) 6,306,970,058

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.0%
X –
REPURCHASE AGREEMENTS - 1 .0 % X 64,543,644
$ 62,550 (b) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 62,550,000
1,994 (c) Fixed Income Clearing Corporation 1.600% 8/01/24 1,993,644
TOTAL REPURCHASE AGREEMENTS
(cost $64,543,644) 64,543,644
TOTAL SHORT-TERM INVESTMENTS
(cost $64,543,644) 64,543,644
TOTAL INVESTMENTS (cost $ 3,265,856,629 ) - 100 .3% 6,371,513,702
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (19,247,909)
NET ASSETS - 100% $ 6,352,265,793
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $62,559,191 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.125% and maturity date 8/15/53, valued at $63,801,085.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $1,993,733 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $2,033,608.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen Global Dividend Growth Fund
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.9%
X –
COMMON STOCKS - 97 .9 % X 19,125,282
BANKS - 4.7%
3,112 JPMorgan Chase & Co $ 662,234
2,309 Royal Bank of Canada 258,018
TOTAL BANKS 920,252
CAPITAL GOODS - 6.1%
1,250 Eaton Corp PLC 380,987
1,593 Honeywell International Inc 326,167
9,425 ITOCHU Corp 483,346
TOTAL CAPITAL GOODS 1,190,500
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,534 Experian PLC 213,914
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 213,914
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
1,547 Lowe's Cos Inc 379,804
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 379,804
CONSUMER DURABLES & APPAREL - 2.0%
549 LVMH Moet Hennessy Louis Vuitton SE 387,244
TOTAL CONSUMER DURABLES & APPAREL 387,244
CONSUMER SERVICES - 3.9%
13,060 Compass Group PLC 402,183
1,359 McDonald's Corp 360,678
TOTAL CONSUMER SERVICES 762,861
ENERGY - 5.2%
8,511 Enbridge Inc 318,519
2,938 Exxon Mobil Corp 348,418
5,152 TotalEnergies SE 347,586
TOTAL ENERGY 1,014,523
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
3,375 Prologis Inc 425,419
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 425,419
FINANCIAL SERVICES - 9.8%
1,916 American Express Co 484,825
2,844 Charles Schwab Corp/The 185,400
3,239 Macquarie Group Ltd 445,770
938 Mastercard Inc, Class A 434,960
15,300 ORIX Corp 370,101
TOTAL FINANCIAL SERVICES 1,921,056
FOOD, BEVERAGE & TOBACCO - 5.0%
2,594 Nestle SA 262,753
1,908 PepsiCo Inc 329,455
3,333 Philip Morris International Inc 383,828
TOTAL FOOD, BEVERAGE & TOBACCO 976,036

Shares Description (a) Value
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
2,484 Abbott Laboratories $ 263,155
810 UnitedHealth Group Inc 466,689
TOTAL HEALTH CARE EQUIPMENT & SERVICES 729,844
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
2,268 Reckitt Benckiser Group PLC 122,004
4,792 Unilever PLC 294,491
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 416,495
INSURANCE - 0.8%
24,200 AIA Group Ltd 161,870
TOTAL INSURANCE 161,870
MATERIALS - 4.3%
1,124 Linde PLC 509,734
15,559 SIG Group AG 326,740
TOTAL MATERIALS 836,474
MEDIA & ENTERTAINMENT - 1.7%
7,936 Comcast Corp, Class A 327,519
TOTAL MEDIA & ENTERTAINMENT 327,519
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
2,970 AbbVie Inc 550,401
3,898 Novo Nordisk A/S, Class B 516,457
4,544 Sanofi 468,452
1,975 Zoetis Inc 355,579
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,890,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
5,138 Broadcom Inc 825,574
3,812 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
632,029
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,457,603
SOFTWARE & SERVICES - 10.4%
1,108 Accenture PLC, Class A 366,327
2,642 Microsoft Corp 1,105,281
2,665 SAP SE 563,435
TOTAL SOFTWARE & SERVICES 2,035,043
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
4,819 Apple Inc 1,070,203
1,115 Motorola Solutions Inc 444,796
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,514,999
TELECOMMUNICATION SERVICES - 2.2%
101,487 HKT Trust & HKT Ltd 122,917
7,300 KDDI Corp 219,657
83,320 Vodafone Group PLC 77,967
TOTAL TELECOMMUNICATION SERVICES 420,541
TRANSPORTATION - 1.4%
1,090 Union Pacific Corp 268,936
TOTAL TRANSPORTATION 268,936

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Value
UTILITIES - 4.5%
4,536 NextEra Energy Inc $ 346,505
8,093 Veolia Environnement SA 254,231
3,169 WEC Energy Group Inc 272,724
TOTAL UTILITIES 873,460
TOTAL COMMON STOCKS
(cost $10,946,526) 19,125,282
TOTAL LONG-TERM INVESTMENTS
(cost $10,946,526) 19,125,282
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
X –
REPURCHASE AGREEMENTS - 1 .9 % X 375,000
$ 375 (b) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 375,000
TOTAL REPURCHASE AGREEMENTS
(cost $375,000) 375,000
TOTAL SHORT-TERM INVESTMENTS
(cost $375,000) 375,000
TOTAL INVESTMENTS (cost $ 11,321,526 ) - 99 .8% 19,500,282
OTHER ASSETS & LIABILITIES, NET -  0.2% 47,445
NET ASSETS - 100% $ 19,547,727
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $375,055 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $382,659.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen International Dividend Growth Fund
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.4%
X –
COMMON STOCKS - 97 .4 % X 5,189,605
AUTOMOBILES & COMPONENTS - 2.0%
1,037 Autoliv Inc $ 104,882
TOTAL AUTOMOBILES & COMPONENTS 104,882
BANKS - 4.4%
32,946 BOC Hong Kong Holdings Ltd 95,851
1,239 Royal Bank of Canada 138,451
TOTAL BANKS 234,302
CAPITAL GOODS - 10.0%
14,777 BAE Systems PLC 246,453
5,600 ITOCHU Corp 287,187
TOTAL CAPITAL GOODS 533,640
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
2,041 Experian PLC 96,294
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 96,294
CONSUMER DURABLES & APPAREL - 3.0%
225 LVMH Moet Hennessy Louis Vuitton SE 158,707
TOTAL CONSUMER DURABLES & APPAREL 158,707
CONSUMER SERVICES - 5.3%
4,749 Compass Group PLC 146,246
1,929 Restaurant Brands International Inc 135,064
TOTAL CONSUMER SERVICES 281,310
ENERGY - 6.2%
4,210 Enbridge Inc 157,557
2,560 TotalEnergies SE 172,713
TOTAL ENERGY 330,270
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
21,898 British Land Co PLC/The 116,066
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 116,066
FINANCIAL SERVICES - 7.4%
1,412 Macquarie Group Ltd 194,327
8,300 ORIX Corp 200,774
TOTAL FINANCIAL SERVICES 395,101
FOOD, BEVERAGE & TOBACCO - 3.7%
2,584 Diageo PLC 80,401
1,132 Nestle SA 114,663
TOTAL FOOD, BEVERAGE & TOBACCO 195,064
HOUSEHOLD & PERSONAL PRODUCTS - 4.7%
1,322 Reckitt Benckiser Group PLC 71,115
2,924 Unilever PLC 179,694
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 250,809

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Value
INSURANCE - 3.6%
10,800 AIA Group Ltd $ 72,240
3,466 AXA SA 121,690
TOTAL INSURANCE 193,930
MATERIALS - 6.3%
485 Linde PLC 219,948
5,457 SIG Group AG 114,597
TOTAL MATERIALS 334,545
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 14.3%
8,000 Astellas Pharma Inc 92,784
8,012 Hikma Pharmaceuticals PLC 195,892
1,847 Novo Nordisk A/S, Class B 244,714
2,228 Sanofi 229,690
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 763,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
1,408 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
233,446
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 233,446
SOFTWARE & SERVICES - 4.5%
1,140 SAP SE 241,019
TOTAL SOFTWARE & SERVICES 241,019
TELECOMMUNICATION SERVICES - 6.1%
89,400 HKT Trust & HKT Ltd 108,278
4,900 KDDI Corp 147,441
72,653 Vodafone Group PLC 67,985
TOTAL TELECOMMUNICATION SERVICES 323,704
TRANSPORTATION - 2.4%
1,118 Canadian National Railway Co 129,425
TOTAL TRANSPORTATION 129,425
UTILITIES - 5.1%
26,970 Snam SpA 128,880
4,620 Veolia Environnement SA 145,131
TOTAL UTILITIES 274,011
TOTAL COMMON STOCKS
(cost $3,807,253) 5,189,605
TOTAL LONG-TERM INVESTMENTS
(cost $3,807,253) 5,189,605
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.4%
X –
REPURCHASE AGREEMENTS - 2 .4 % X 125,000
$ 125 (b) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 125,000
TOTAL REPURCHASE AGREEMENTS
(cost $125,000) 125,000
TOTAL SHORT-TERM INVESTMENTS
(cost $125,000) 125,000
TOTAL INVESTMENTS (cost $ 3,932,253 ) - 99 .8% 5,314,605
OTHER ASSETS & LIABILITIES, NET -  0.2% 11,338
NET ASSETS - 100% $ 5,325,943

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $125,018 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.500% and maturity date 2/15/44, valued at $127,622.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen International Small Cap Fund
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.5%
X –
COMMON STOCKS - 98 .5 % X 52,916,794
AUTOMOBILES & COMPONENTS - 0.7%
34,146 Brembo NV $ 383,060
TOTAL AUTOMOBILES & COMPONENTS 383,060
BANKS - 4.2%
13,777 (b) BAWAG Group AG 1,006,134
70,300 Chiba Bank Ltd/The 658,533
96,200 Concordia Financial Group Ltd 606,301
TOTAL BANKS 2,270,968
CAPITAL GOODS - 19.2%
70,900 Amada Co Ltd 832,644
59,406 Bodycote PLC 531,367
1,028 Burckhardt Compression Holding AG 716,260
42,120 Grafton Group PLC 586,786
29,104 IMI PLC 708,884
3,213 Kardex Holding AG 978,487
13,092 Konecranes Oyj 914,519
12,273 Kongsberg Gruppen ASA 1,234,107
31,200 Nabtesco Corp 617,663
22,600 Nichias Corp 703,965
65,219 RS GROUP PLC 685,178
20,691 (b) Signify NV 512,193
6,648 Toromont Industries Ltd 618,262
18,848 Trelleborg AB 700,440
TOTAL CAPITAL GOODS 10,340,755
COMMERCIAL & PROFESSIONAL SERVICES - 4.3%
8,320 Arcadis NV 594,224
26,589 Elis SA 614,880
53,200 (c) Park24 Co Ltd 569,164
13,466 SPIE SA 520,527
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,298,795
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.7%
28,200 Adastria Co Ltd 627,715
39,300 ASKUL Corp 555,417
74,953 Inchcape PLC 815,147
19,650 PALTAC Corp 602,790
814,000 (b) Topsports International Holdings Ltd 362,572
35,921 WH Smith PLC 611,194
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,574,835
CONSUMER DURABLES & APPAREL - 1.1%
22,492 GN Store Nord AS 591,027
TOTAL CONSUMER DURABLES & APPAREL 591,027
CONSUMER SERVICES - 3.2%
103,778 Collins Foods Ltd 623,655
14,174 Greggs PLC 570,809
32,700 Resorttrust Inc 551,969
TOTAL CONSUMER SERVICES 1,746,433

Shares Description (a) Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
18,500 Sundrug Co Ltd $ 513,752
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 513,752
ENERGY - 4.8%
3,120 Chord Energy Corp 535,624
170,553 Harbour Energy PLC 685,979
150,482 (c),(d) Kelt Exploration Ltd 659,411
44,410 (c) Vallourec SACA 718,049
TOTAL ENERGY 2,599,063
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.8%
11,199 Aedifica SA 711,838
59,946 Charter Hall Group 500,605
615,006 HomeCo Daily Needs REIT 512,536
51,138 Killam Apartment Real Estate Investment
Trust
686,334
238,850 LondonMetric Property PLC 617,541
364,759 National Storage REIT 591,938
259,860 Tritax Big Box REIT PLC 552,351
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,173,143
FINANCIAL SERVICES - 3.7%
59,265 Banca Mediolanum SpA 699,700
56,293 (b) BFF Bank SpA 636,316
53,472 IG Group Holdings PLC 645,766
TOTAL FINANCIAL SERVICES 1,981,782
FOOD, BEVERAGE & TOBACCO - 3.6%
22,831 Britvic PLC 372,838
40,100 Morinaga Milk Industry Co Ltd 962,333
22,400 Nichirei Corp 590,638
TOTAL FOOD, BEVERAGE & TOBACCO 1,925,809
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
12,867 CompuGroup Medical SE & Co KgaA 223,154
143,866 (b) ConvaTec Group PLC 433,465
23,180 (c) Inmode Ltd 420,021
43,500 Ship Healthcare Holdings Inc 664,011
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,740,651
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
58,300 Pola Orbis Holdings Inc 549,823
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 549,823
INSURANCE - 2.6%
10,575 ASR Nederland NV 531,311
84,464 Storebrand ASA 847,762
TOTAL INSURANCE 1,379,073
MATERIALS - 8.2%
20,160 Alamos Gold Inc, Class A 343,581
33,835 Dundee Precious Metals Inc 285,992
33,754 Hudbay Minerals Inc 281,640
11,322 Labrador Iron Ore Royalty Corp 251,591
58,674 (c) Lynas Rare Earths Ltd 239,884
35,400 Mitsubishi Gas Chemical Co Inc 669,238
21,900 Nippon Light Metal Holdings Co Ltd 257,392
16,668 Pan American Silver Corp 383,183
24,700 Sumitomo Osaka Cement Co Ltd 695,486

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Value
MATERIALS (continued)
50,700 Tosoh Corp $ 689,688
10,300 UACJ Corp 293,265
TOTAL MATERIALS 4,390,940
MEDIA & ENTERTAINMENT - 2.8%
24,887 CAR Group Ltd 569,178
10,421 CTS Eventim AG & Co KGaA 917,921
TOTAL MEDIA & ENTERTAINMENT 1,487,099
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
6,031 Gerresheimer AG 623,529
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 623,529
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.6%
44,384 Savills PLC 728,058
46,008 TAG Immobilien AG 693,144
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,421,202
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
44,300 SUMCO Corp 728,309
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 728,309
SOFTWARE & SERVICES - 8.1%
26,000 BIPROGY Inc 851,982
3,918 (c) Kinaxis Inc 482,028
37,100 NET One Systems Co Ltd 749,652
305,876 (b),(c) Sinch AB 829,055
3,897 Sopra Steria Group 722,329
33,500 TIS Inc 717,618
TOTAL SOFTWARE & SERVICES 4,352,664
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
1,870 Comet Holding AG 749,273
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 749,273
TRANSPORTATION - 2.1%
2,048,000 Pacific Basin Shipping Ltd 614,927
15,600 Sankyu Inc 532,862
TOTAL TRANSPORTATION 1,147,789
UTILITIES - 3.6%
20,841 Capital Power Corp 644,106
97,716 Drax Group PLC 817,357
84,008 Superior Plus Corp 485,557
TOTAL UTILITIES 1,947,020
TOTAL COMMON STOCKS
(cost $47,156,774) 52,916,794
TOTAL LONG-TERM INVESTMENTS
(cost $47,156,774) 52,916,794
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
37,089 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(f) $ 37,089
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $37,089) 37,089

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.4%
X –
REPURCHASE AGREEMENTS - 1 .4 % X 750,000
$ 750 (g) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 750,000
TOTAL REPURCHASE AGREEMENTS
(cost $750,000) 750,000
TOTAL SHORT-TERM INVESTMENTS
(cost $750,000) 750,000
TOTAL INVESTMENTS (cost $ 47,943,863 ) - 100 .0% 53,703,883
OTHER ASSETS & LIABILITIES, NET -  0.0% 14,506
NET ASSETS - 100% $ 53,718,389
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,779,735 or 7.0% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $36,383.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $750,110 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $765,109.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments July 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 99 .3 % X 937,084,988
CAPITAL GOODS - 7.0%
59,400 AMETEK Inc $ 10,304,712
66,120 Ferguson PLC 14,721,618
94,000 General Electric Co 15,998,800
74,310 Trane Technologies PLC 24,840,347
TOTAL CAPITAL GOODS 65,865,477
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12.5%
436,380 (b) Amazon.com Inc 81,594,332
28,000 Home Depot Inc/The 10,308,480
8,550 (b) MercadoLibre Inc 14,269,095
10,070 (b) O'Reilly Automotive Inc 11,342,244
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 117,514,151
CONSUMER SERVICES - 3.3%
1,230 Booking Holdings Inc 4,569,462
312,650 (b) Chipotle Mexican Grill Inc 16,983,148
43,310 Hilton Worldwide Holdings Inc 9,297,358
TOTAL CONSUMER SERVICES 30,849,968
FINANCIAL SERVICES - 5.0%
159,800 KKR & Co Inc 19,727,310
31,766 Mastercard Inc, Class A 14,730,212
49,061 Visa Inc, Class A 13,034,036
TOTAL FINANCIAL SERVICES 47,491,558
HEALTH CARE EQUIPMENT & SERVICES - 6.9%
101,070 Abbott Laboratories 10,707,356
116,670 (b) Boston Scientific Corp 8,619,580
56,255 (b) Intuitive Surgical Inc 25,011,535
31,900 Stryker Corp 10,445,655
18,583 UnitedHealth Group Inc 10,706,781
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,490,907
MATERIALS - 1.6%
40,300 Ecolab Inc 9,296,807
22,000 Vulcan Materials Co 6,039,220
TOTAL MATERIALS 15,336,027
MEDIA & ENTERTAINMENT - 9.7%
209,440 Alphabet Inc, Class A 35,927,338
191,060 Alphabet Inc, Class C 33,082,039
64,500 (b) Spotify Technology SA 22,184,130
TOTAL MEDIA & ENTERTAINMENT 91,193,507
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
21,590 Eli Lilly & Co 17,364,189
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,364,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.8%
50,450 (b) Advanced Micro Devices Inc 7,289,016
27,193 ASML Holding NV 25,471,683
215,700 Broadcom Inc 34,658,676
32,430 Lam Research Corp 29,875,813

Shares Description (a) Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
764,410 NVIDIA Corp $ 89,451,258
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 186,746,446
SOFTWARE & SERVICES - 23.1%
35,420 (b) Adobe Inc 19,539,443
8,460 (b) Fair Isaac Corp 13,536,000
31,080 Intuit Inc 20,119,638
276,452 Microsoft Corp 115,653,694
38,280 Salesforce Inc 9,906,864
19,100 (b) ServiceNow Inc 15,554,849
18,600 (b) Synopsys Inc 10,384,752
60,290 (b) Workday Inc, Class A 13,693,065
TOTAL SOFTWARE & SERVICES 218,388,305
TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
283,910 Apple Inc 63,050,733
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 63,050,733
TRANSPORTATION - 1.9%
276,000 (b) Uber Technologies Inc 17,793,720
TOTAL TRANSPORTATION 17,793,720
TOTAL COMMON STOCKS
(cost $545,497,331) 937,084,988
TOTAL LONG-TERM INVESTMENTS
(cost $545,497,331) 937,084,988
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.9%
X –
REPURCHASE AGREEMENTS - 0 .9 % X 8,534,221
$ 8,250 (c) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 8,250,000
284 (d) Fixed Income Clearing Corporation 1.600% 8/01/24 284,221
TOTAL REPURCHASE AGREEMENTS
(cost $8,534,221) 8,534,221
TOTAL SHORT-TERM INVESTMENTS
(cost $8,534,221) 8,534,221
TOTAL INVESTMENTS (cost $ 554,031,552 ) - 100 .2% 945,619,209
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (1,832,481)
NET ASSETS - 100% $ 943,786,728
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $8,251,212 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 8/15/43, valued at $8,415,187.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $284,234 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $290,039.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

July 31, 2024
Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
ASSETS
Long-term investments, at value
†‡
$ 6,306,970,058 $ 19,125,282 $ 5,189,605 $ 52,916,794 $ 937,084,988
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – – 37,089 –
Short-term investments, at value
◊
64,543,644 375,000 125,000 750,000 8,534,221
Cash – 26,444 24,659 32,780 –
Cash denominated in foreign currencies
^
– – – 7,891 –
Receivables:
Dividends 5,374,354 18,280 4,685 56,527 114,538
Interest 9,280 55 18 174 1,225
Investments sold – – – – 5,305,075
Reclaims – 5,818 2,559 48,171 –
Reimbursement from Adviser 14,830 10,365 10,905 23,297 111,958
Shares sold 1,407,765 274 100 41,887 1,334,205
Other 295,643 34,050 18,703 34,834 99,404
Total assets 6,378,615,574 19,595,568 5,376,234 53,949,444 952,585,614
LIABILITIES
Payables:
Management fees 3,185,659 11,606 3,185 38,174 516,211
Collateral from securities lending – – – 37,089 –
Interest 568 1 — – 67
Investments purchased - regular settlement – – – 13 7,590,757
Shares redeemed 21,531,186 – 18,989 64,623 179,170
Accrued expenses:
Custodian fees 262,129 22,894 22,539 63,131 48,319
Trustees fees 304,940 411 103 1,226 68,823
Professional fees 87,499 6,512 3,503 18,050 25,548
Shareholder reporting expenses 78,412 649 – 1,173 24,817
Shareholder servicing agent fees 501,721 3,168 1,044 7,356 283,333
12b-1 distribution and service fees 397,163 2,335 669 163 61,645
Other 504 265 259 57 196
Total liabilities 26,349,781 47,841 50,291 231,055 8,798,886
Net assets $ 6,352,265,793 $ 19,547,727 $ 5,325,943 $ 53,718,389 $ 943,786,728
NET ASSETS CONSIST OF:
Paid-in capital $ 3,013,883,944 $ 10,510,455 $ 3,981,676 $ 53,354,800 $ 465,569,652
Total distributable earnings (loss) 3,338,381,849 9,037,272 1,344,267 363,589 478,217,076
Net assets $ 6,352,265,793 $ 19,547,727 $ 5,325,943 $ 53,718,389 $ 943,786,728
†
Long-term investments, cost $ 3,201,312,985 $ 10,946,526 $ 3,807,253 $ 47,156,774 $ 545,497,331
◊
Short-term investments, cost $ 64,543,644 $ 375,000 $ 125,000 $ 750,000 $ 8,534,221
‡ Includes securities loaned of $ — $ — $ — $ 36,383 $ —
^
Cash denominated in foreign currencies, cost $ — $ — $ — $ 7,864 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend
Growth
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
CLASS A:
Net assets $ 1,121,499,004 $ 8,930,485 $ 2,568,001 $ 571,621 $ 235,750,982
Shares outstanding 17,973,011 249,227 85,880 25,242 3,978,315
Net asset value ("NAV") per share $ 62.40 $ 35.83 $ 29.90 $ 22.65 $ 59.26
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 66.21 $ 38.02 $ 31.72 $ 24.03 $ 62.88
CLASS C:
Net assets $ 194,805,712 $ 532,262 $ 105,038 $ 57,223 $ 12,085,996
Shares outstanding 3,123,871 14,909 3,561 2,596 267,510
NAV and offering price per share $ 62.36 $ 35.70 $ 29.49 $ 22.04 $ 45.18
CLASS R6:
Net assets $ 2,518,257,471 $ — $ — $ 40,193,912 $ 157,609,601
Shares outstanding 39,953,228 — — 1,761,860 2,411,133
NAV and offering price per share $ 63.03 $ — $ — $ 22.81 $ 65.37
CLASS I:
Net assets $ 2,517,703,606 $ 10,084,980 $ 2,652,904 $ 12,895,633 $ 538,340,149
Shares outstanding 40,408,213 281,568 88,625 566,474 8,478,977
NAV and offering price per share $ 62.31 $ 35.82 $ 29.93 $ 22.76 $ 63.49
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended July 31, 2024 Dividend Growth
Global Dividend
Growth
International
Dividend Growth
International Small
Cap
Winslow Large-Cap
Growth ESG
INVESTMENT INCOME
Affiliated income $ 288,343 $ 961 $ 158 $ 19,227 $ 100,411
Dividends 115,255,207 454,753 173,463 1,880,602 4,356,490
Interest 3,456,914 17,286 5,692 30,450 349,358
Securities lending income, net — 358 167 9,182 —
Tax withheld (161,834) (23,959) (16,385) (175,811) (36,682)
Total investment income 118,838,630 449,399 163,095 1,763,650 4,769,577
EXPENSES
– – – – –
Management fees 35,682,790 133,439 35,594 531,378 5,367,716
12b-1 service fees - Class A 2,515,347 21,607 5,752 2,255 518,345
12b-1 distribution and service fees - Class C 2,082,765 5,423 2,511 528 113,796
Shareholder servicing agent fees - Class A 526,951 5,771 1,898 1,202 303,023
Shareholder servicing agent fees - Class C 109,209 361 207 69 16,636
Shareholder servicing agent fees - Class R6 69,750 — — 2,005 11,719
Shareholder servicing agent fees - Class I 1,235,722 6,415 2,034 27,444 723,696
Interest expense 32,588 16 10 2,188 1,094
Trustees fees 223,674 697 186 2,249 31,563
Custodian expenses 354,560 36,467 36,416 112,206 64,455
Registration fees 101,225 46,442 48,525 61,707 70,368
Professional fees 297,269 47,195 44,510 70,421 96,211
Shareholder reporting expenses 231,316 11,933 8,745 13,312 87,261
Other 89,401 8,471 8,138 9,587 50,259
Total expenses before fee waiver/expense
reimbursement 43,552,567 324,237 194,526 836,551 7,456,142
Fee waiver/expense reimbursement — (128,020) (141,294) (296,673) (1,502,494)
Net expenses 43,552,567 196,217 53,232 539,878 5,953,648
Net investment income (loss) 75,286,063 253,182 109,863 1,223,772 (1,184,071)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 279,861,656 1,068,971 163,557 (2,491,055) 100,607,413
Foreign currency transactions — (413) (262) (28,108) —
Net realized gain (loss) 279,861,656 1,068,558 163,295 (2,519,163) 100,607,413
Change in unrealized appreciation (depreciation) on:
Investments 636,382,860 1,421,342 209,030 3,915,300 134,804,334
Foreign currency translations — (103) 63 1,270 —
Net change in unrealized appreciation (depreciation) 636,382,860 1,421,239 209,093 3,916,570 134,804,334
Net realized and unrealized gain (loss) 916,244,516 2,489,797 372,388 1,397,407 235,411,747
Net increase (decrease) in net assets from operations $ 991,530,579 $ 2,742,979 $ 482,251 $ 2,621,179 $ 234,227,676

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Growth Global Dividend Growth
Year Ended
7/31/24
Year Ended
7/31/23
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 75,286,063 $ 76,968,692 $ 253,182 $ 280,870
Net realized gain (loss) 279,861,656 95,262,290 1,068,558 28,647
Net change in unrealized appreciation (depreciation) 636,382,860 378,134,850 1,421,239 1,317,987
Net increase (decrease) in net assets from operations 991,530,579 550,365,832 2,742,979 1,627,504
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (27,388,228) (31,405,027) (117,711) (325,101)
Class C (4,276,603) (7,156,110) (3,454) (21,890)
Class R6 (73,238,588) (79,679,640) — —
Class I (70,752,876) (82,990,316) (155,585) (396,234)
Total distributions (175,656,295) (201,231,093) (276,750) (743,225)
FUND SHARE TRANSACTIONS
Subscriptions 606,180,146 834,970,462 1,891,036 2,610,143
Reinvestments of distributions 140,109,969 158,046,763 251,664 684,253
Redemptions (1,219,481,290) (1,297,498,513) (4,779,140) (3,564,245)
Net increase (decrease) from Fund share transactions (473,191,175) (304,481,288) (2,636,440) (269,849)
Net increase (decrease) in net assets 342,683,109 44,653,451 (170,211) 614,430
Net assets at the beginning of period 6,009,582,684 5,964,929,233 19,717,938 19,103,508
Net assets at the end of period $ 6,352,265,793 $ 6,009,582,684 $ 19,547,727 $ 19,717,938

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
International Dividend Growth International Small Cap
Year Ended
7/31/24
Year Ended
7/31/23
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 109,863 $ 87,406 $ 1,223,772 $ 973,320
Net realized gain (loss) 163,295 43,002 (2,519,163) (2,651,001)
Net change in unrealized appreciation (depreciation) 209,093 194,064 3,916,570 5,460,735
Net increase (decrease) in net assets from operations 482,251 324,472 2,621,179 3,783,054
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (63,168) (60,868) (18,040) —
Class C (4,629) (4,300) (405) —
Class R6 — — (749,793) (58,110)
Class I (73,948) (64,279) (391,397) (24,766)
Total distributions (141,745) (129,447) (1,159,635) (82,876)
FUND SHARE TRANSACTIONS
Subscriptions 559,167 1,160,086 4,378,098 17,841,986
Reinvestments of distributions 101,377 86,469 554,834 25,653
Redemptions (449,351) (574,160) (22,605,327) (11,695,297)
Net increase (decrease) from Fund share transactions 211,193 672,395 (17,672,395) 6,172,342
Net increase (decrease) in net assets 551,699 867,420 (16,210,851) 9,872,520
Net assets at the beginning of period 4,774,244 3,906,824 69,929,240 60,056,720
Net assets at the end of period $ 5,325,943 $ 4,774,244 $ 53,718,389 $ 69,929,240

See Notes to Financial Statements

Winslow Large-Cap Growth ESG
Year Ended
7/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ (1,184,071) $ (174,861)
Net realized gain (loss) 100,607,413 59,834,324
Net change in unrealized appreciation (depreciation) 134,804,334 49,401,406
Net increase (decrease) in net assets from operations 234,227,676 109,060,869
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,879,284) (13,190,940)
Class C (798,227) (1,250,714)
Class R6 (5,704,561) (5,821,013)
Class I (26,222,459) (30,674,839)
Total distributions (43,604,531) (50,937,506)
FUND SHARE TRANSACTIONS
Subscriptions 206,945,096 109,230,415
Reinvestments of distributions 39,344,676 46,104,325
Redemptions (257,419,976) (135,607,861)
Net increase (decrease) from Fund share transactions (11,130,204) 19,726,879
Net increase (decrease) in net assets 179,492,941 77,850,242
Net assets at the beginning of period 764,293,787 686,443,545
Net assets at the end of period $ 943,786,728 $ 764,293,787

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Growth
Class
A
7/31/24
$ 54.65 $ 0.59 $ 8.69 $ 9.28 $ (0.60) $ (0.93) $ (1.53) $ 62.40
7/31/23
51.54 0.59 4.26 4.85 (0.61) (1.13) (1.74) 54.65
7/31/22
53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54
7/31/21
43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
7/31/20
44.21 0.61 2.28 2.89 (0.67) (3.11) (3.78) 43.32
Class
C
7/31/24
54.63 0.18 8.67 8.85 (0.19) (0.93) (1.12) 62.36
7/31/23
51.52 0.21 4.26 4.47 (0.23) (1.13) (1.36) 54.63
7/31/22
53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
7/31/21
43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
7/31/20
44.16 0.29 2.29 2.58 (0.35) (3.11) (3.46) 43.28
Class
R6
7/31/24
55.19 0.77 8.78 9.55 (0.78) (0.93) (1.71) 63.03
7/31/23
52.05 0.75 4.29 5.04 (0.77) (1.13) (1.90) 55.19
7/31/22
53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
7/31/21
43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
7/31/20
44.62 0.75 2.30 3.05 (0.82) (3.11) (3.93) 43.74
Class
I
7/31/24
54.57 0.73 8.68 9.41 (0.74) (0.93) (1.67) 62.31
7/31/23
51.47 0.72 4.25 4.97 (0.74) (1.13) (1.87) 54.57
7/31/22
53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
7/31/21
43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
7/31/20
44.17 0.72 2.28 3.00 (0.78) (3.11) (3.89) 43.28
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
17 .35% $ 1,121,499 0 .92% 1 .05% 11%
9 .75 976,938 0 .92 1 .16 17
( 0 .04 ) 932,555 0 .91 1 .04 17
28 .85 837,090 0 .92 1 .29 15
6 .54 624,209 0 .95 1 .42 25
16 .46 194,806 1 .67 0 .32 11
8 .92 240,863 1 .67 0 .42 17
( 0 .79 ) 295,522 1 .66 0 .29 17
27 .89 305,518 1 .67 0 .55 15
5 .75 328,375 1 .70 0 .67 25
17 .70 2,518,257 0 .62 1 .36 11
10 .05 2,398,869 0 .62 1 .46 17
0 .28 2,394,117 0 .61 1 .34 17
29 .24 3,103,203 0 .62 1 .57 15
6 .86 69,249 0 .64 1 .73 25
17 .64 2,517,704 0 .67 1 .31 11
10 .01 2,392,913 0 .67 1 .41 17
0 .22 2,342,735 0 .66 1 .29 17
29 .15 2,294,045 0 .67 1 .54 15
6 .82 1,901,783 0 .70 1 .67 25

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Dividend Growth
Class
A
7/31/24
$ 31.41 $ 0.40 $ 4.47 $ 4.87 $ (0.44) $ (0.01) $ (0.45) $ 35.83
7/31/23
29.98 0.42 2.16 2.58 (0.42) (0.73) (1.15) 31.41
7/31/22
32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
7/31/21
27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
7/31/20
27.29 0.44 0.13 0.57 (0.44) (0.27) (0.71) 27.15
Class
C
7/31/24
31.30 0.16 4.45 4.61 (0.20) (0.01) (0.21) 35.70
7/31/23
29.87 0.19 2.17 2.36 (0.20) (0.73) (0.93) 31.30
7/31/22
32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
7/31/21
27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
7/31/20
27.20 0.23 0.14 0.37 (0.24) (0.27) (0.51) 27.06
Class
I
7/31/24
31.39 0.48 4.48 4.96 (0.52) (0.01) (0.53) 35.82
7/31/23
29.96 0.49 2.16 2.65 (0.49) (0.73) (1.22) 31.39
7/31/22
32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
7/31/21
27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
7/31/20
27.28 0.51 0.13 0.64 (0.51) (0.27) (0.78) 27.14
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
15 .64% $ 8,930 1 .83% 1 .15% 1 .24% 17%
9 .00 8,849 1 .86 1 .15 1 .42 23
( 2 .02 ) 8,082 1 .95 1 .14 1 .30 18
23 .33 7,242 2 .02 1 .15 1 .49 12
2 .14 5,888 1 .69 1 .15 1 .61 33
14 .78 532 2 .58 1 .90 0 .49 17
8 .21 617 2 .61 1 .90 0 .64 23
( 2 .78 ) 885 2 .70 1 .89 0 .50 18
22 .43 1,377 2 .77 1 .90 0 .73 12
1 .32 1,934 2 .44 1 .90 0 .87 33
15 .97 10,085 1 .58 0 .90 1 .49 17
9 .28 10,252 1 .61 0 .90 1 .66 23
( 1 .81 ) 10,137 1 .70 0 .89 1 .51 18
23 .64 11,376 1 .77 0 .90 1 .73 12
2 .37 11,488 1 .44 0 .90 1 .91 33

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Dividend Growth
Class
A
7/31/24
$ 28.06 $ 0.60 $ 2.01 $ 2.61 $ (0.75) $ (0.02) $ (0.77) $ 29.90
7/31/23
26.78 0.54 1.58 2.12 (0.47) (0.37) (0.84) 28.06
7/31/22
29.18 0.45 (1.20) (0.75) (1.62) (0.03) (1.65) 26.78
7/31/21
24.93 0.51 4.34 4.85 (0.60) — (0.60) 29.18
7/31/20
25.85 0.46 (1.02) (0.56) (0.36) — (0.36) 24.93
Class
C
7/31/24
27.68 0.37 1.99 2.36 (0.53) (0.02) (0.55) 29.49
7/31/23
26.45 0.41 1.49 1.90 (0.30) (0.37) (0.67) 27.68
7/31/22
28.82 0.17 (1.12) (0.95) (1.39) (0.03) (1.42) 26.45
7/31/21
24.66 0.24 4.34 4.58 (0.42) — (0.42) 28.82
7/31/20
25.60 0.30 (1.04) (0.74) (0.20) — (0.20) 24.66
Class
I
7/31/24
28.09 0.66 2.02 2.68 (0.82) (0.02) (0.84) 29.93
7/31/23
26.81 0.63 1.55 2.18 (0.53) (0.37) (0.90) 28.09
7/31/22
29.21 0.59 (1.27) (0.68) (1.69) (0.03) (1.72) 26.81
7/31/21
24.96 0.56 4.36 4.92 (0.67) — (0.67) 29.21
7/31/20
25.88 0.57 (1.07) (0.50) (0.42) — (0.42) 24.96
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
9 .52% $ 2,568 3 .96% 1 .15% 2 .12% 18%
8 .23 2,055 4 .14 1 .15 2 .08 20
( 2 .72 ) 1,856 4 .15 1 .14 1 .57 20
19 .70 1,957 4 .85 1 .14 1 .89 18
( 2 .12 ) 1,703 4 .19 1 .15 1 .82 49
8 .72 105 4 .71 1 .90 1 .33 18
7 .44 332 4 .88 1 .89 1 .56 20
( 3 .46 ) 151 4 .90 1 .89 0 .60 20
18 .79 216 5 .60 1 .89 0 .91 18
( 2 .89 ) 456 4 .94 1 .90 1 .20 49
9 .78 2,653 3 .71 0 .90 2 .34 18
8 .50 2,387 3 .89 0 .90 2 .39 20
( 2 .46 ) 1,900 3 .90 0 .89 2 .09 20
19 .98 2,838 4 .60 0 .89 2 .09 18
( 1 .86 ) 2,637 3 .94 0 .90 2 .28 49

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Small Cap
Class
A
7/31/24
$ 21.80 $ 0.29 $ 0.88 $ 1.17 $ (0.32) $ — $ (0.32) $ 22.65
7/31/23
20.59 0.26 0.95 1.21 — — — 21.80
7/31/22
26.57 0.33 (4.94) (4.61) (0.53) (0.84) (1.37) 20.59
7/31/21
19.80 0.25 6.77 7.02 (0.25) — (0.25) 26.57
7/31/20
20.48 0.19 (0.42) (0.23) (0.45) — (0.45) 19.80
Class
C
7/31/24
21.23 0.19 0.78 0.97 (0.16) — (0.16) 22.04
7/31/23
20.19 0.13 0.91 1.04 — — — 21.23
7/31/22
26.28 0.05 (4.77) (4.72) (0.53) (0.84) (1.37) 20.19
7/31/21
19.60 0.07 6.71 6.78 (0.10) — (0.10) 26.28
7/31/20
20.28 0.04 (0.43) (0.39) (0.29) — (0.29) 19.60
Class
R6
7/31/24
21.95 0.43 0.81 1.24 (0.38) — (0.38) 22.81
7/31/23
20.69 0.34 0.96 1.30 (0.04) — (0.04) 21.95
7/31/22
26.62 0.31 (4.86) (4.55) (0.54) (0.84) (1.38) 20.69
7/31/21
19.84 0.32 6.77 7.09 (0.31) — (0.31) 26.62
7/31/20
20.50 0.25 (0.41) (0.16) (0.50) — (0.50) 19.84
Class
I
7/31/24
21.92 0.39 0.82 1.21 (0.37) — (0.37) 22.76
7/31/23
20.67 0.32 0.95 1.27 (0.02) — (0.02) 21.92
7/31/22
26.61 0.33 (4.89) (4.56) (0.54) (0.84) (1.38) 20.67
7/31/21
19.83 0.31 6.77 7.08 (0.30) — (0.30) 26.61
7/31/20
20.50 0.25 (0.42) (0.17) (0.50) — (0.50) 19.83
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
5 .41% $ 572 1 .68% 1 .20% 1 .41% 46%
5 .93 1,222 1 .67 1 .19 1 .28 58
( 18 .19 ) 2,299 1 .51 1 .19 1 .44 61
35 .64 767 1 .45 1 .20 1 .07 72
( 1 .35 ) 459 1 .64 1 .20 0 .97 43
4 .58 57 2 .43 1 .95 0 .93 46
5 .15 55 2 .42 1 .94 0 .65 58
( 18 .81 ) 27 2 .26 1 .94 0 .23 61
34 .65 50 2 .20 1 .94 0 .29 72
( 2 .07 ) 25 2 .39 1 .94 0 .22 43
5 .75 40,194 1 .30 0 .82 2 .06 46
6 .28 42,616 1 .33 0 .85 1 .70 58
( 17 .92 ) 33,031 1 .19 0 .87 1 .30 61
35 .98 42,406 1 .17 0 .91 1 .36 72
( 1 .01 ) 31,637 1 .35 0 .90 1 .26 43
5 .59 12,896 1 .43 0 .95 1 .85 46
6 .16 26,036 1 .42 0 .94 1 .57 58
( 17 .96 ) 24,699 1 .26 0 .94 1 .43 61
35 .94 15,836 1 .20 0 .95 1 .33 72
( 1 .07 ) 11,401 1 .39 0 .95 1 .24 43

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Winslow Large-Cap Growth ESG
Class
A
7/31/24
$ 47.53 $ (0.18) $ 14.78 $ 14.60 $ — $ (2.87) $ (2.87) $ 59.26
7/31/23
44.38 (0.09) 6.73 6.64 — (3.49) (3.49) 47.53
7/31/22
60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
7/31/21
46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
7/31/20
39.94 (0.11) 10.46 10.35 — (3.51) (3.51) 46.78
Class
C
7/31/24
37.13 (0.43) 11.35 10.92 — (2.87) (2.87) 45.18
7/31/23
35.74 (0.31) 5.19 4.88 — (3.49) (3.49) 37.13
7/31/22
50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
7/31/21
39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
7/31/20
34.50 (0.35) 8.87 8.52 — (3.51) (3.51) 39.51
Class
R6
7/31/24
51.97 0.03 16.24 16.27 — (2.87) (2.87) 65.37
7/31/23
47.98 0.08 7.40 7.48 — (3.49) (3.49) 51.97
7/31/22
64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
7/31/21
49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
7/31/20
42.14 0.09 11.09 11.18 (0.11) (3.51) (3.62) 49.70
Class
I
7/31/24
50.62 (0.05) 15.79 15.74 — (2.87) (2.87) 63.49
7/31/23
46.90 0.02 7.19 7.21 — (3.49) (3.49) 50.62
7/31/22
63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
7/31/21
48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
7/31/20
41.48 — 10.90 10.90 (0.03) (3.51) (3.54) 48.84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
31 .95% $ 235,751 1 .09% 0 .91% ( 0 .34 ) % 56%
17 .09 186,017 1 .11 0 .91 ( 0 .21 ) 74
( 19 .30 ) 174,142 1 .08 0 .90 ( 0 .42 ) 69
36 .98 180,291 1 .14 0 .91 ( 0 .47 ) 67
27 .68 35,663 1 .20 0 .98 ( 0 .27 ) 59
30 .94 12,086 1 .84 1 .66 ( 1 .08 ) 56
16 .24 11,710 1 .86 1 .66 ( 0 .96 ) 74
( 19 .90 ) 15,269 1 .83 1 .65 ( 1 .17 ) 69
35 .92 24,604 1 .89 1 .66 ( 1 .21 ) 67
26 .72 7,154 1 .95 1 .73 ( 1 .03 ) 59
32 .45 157,610 0 .70 0 .52 0 .04 56
17 .58 97,947 0 .71 0 .51 0 .18 74
( 19 .04 ) 76,592 0 .74 0 .56 ( 0 .08 ) 69
37 .52 109,867 0 .76 0 .54 ( 0 .03 ) 67
28 .27 92,220 0 .74 0 .52 0 .22 59
32 .26 538,340 0 .84 0 .66 ( 0 .08 ) 56
17 .40 468,620 0 .86 0 .66 0 .04 74
( 19 .10 ) 420,440 0 .83 0 .65 ( 0 .17 ) 69
37 .30 568,579 0 .90 0 .69 ( 0 .17 ) 67
28 .02 733,217 0 .95 0 .73 — (e) 59

Notes to Financial Statements

1. General Information
Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, ("Dividend Growth"),
Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen International Dividend Growth Fund (“International Dividend Growth”),
Nuveen International Small Cap Fund (“International Small Cap”) and Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth
ESG”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period: The end of the reporting period for the Funds is July 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended July 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC, (each a "Sub-Adviser" and collectively the "Sub-Advisers"). NAM manages the investment portfolios of Dividend Growth, Global Dividend Growth,
International Dividend Growth and International Small Cap while Winslow Capital Management, LLC manages the portfolio of Winslow Large-Cap
Growth ESG.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Notes to Financial Statements
(continued)
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Global Dividend Growth Value
% of
Net Assets
Country:
Japan $ 1,073,105 5.5%
France 989,061 5.1
United Kingdom 896,644 4.6
Taiwan 632,030 3.2
Canada 576,537 2.9
Germany 563,435 2.9
Denmark 516,457 2.6
Australia 445,769 2.3
Ireland 366,327 1.9
Other 611,528 3.2
Total non-U.S. Securities $6,670,893 34.2%
International Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 907,959 17.0%
Japan 728,186 13.7
France 598,242 11.2
Canada 560,497 10.5
Denmark 244,714 4.6
Germany 241,019 4.5
Taiwan 233,446 4.4
Jordan 195,892 3.7
Australia 194,327 3.6
Other 624,728 11.8
Total non-U.S. Securities $4,529,010 85.0%
International Small Cap Value
% of
Net Assets
Country:
Japan $ 15,792,210 29.4%
United Kingdom 9,362,720 17.4
Canada 5,121,685 9.5
Australia 3,037,798 5.7
France 2,575,784 4.8
Germany 2,457,747 4.6
Switzerland 2,444,020 4.6
Norway 2,081,869 3.9
Italy 1,719,076 3.2
Other 6,856,047 12.7
Total non-U.S. Securities $51,448,956 95.8%

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity

Notes to Financial Statements
(continued)
and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,306,970,058 $ – $ – $ 6,306,970,058
Short-Term Investments:
Repurchase Agreements – 64,543,644 – 64,543,644
Total $ 6,306,970,058 $ 64,543,644 $ – $ 6,371,513,702
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 13,084,164 $ 6,041,118 $ – $ 19,125,282
Short-Term Investments:
Repurchase Agreements – 375,000 – 375,000
Total $ 13,084,164 $ 6,416,118 $ – $ 19,500,282
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,118,773 $ 4,070,832 $ – $ 5,189,605
Short-Term Investments:
Repurchase Agreements – 125,000 – 125,000
Total $ 1,118,773 $ 4,195,832 $ – $ 5,314,605
International Small Cap
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,077,330 $ 46,839,464 $ – $ 52,916,794
Investments Purchased with Collateral from Securities
Lending 37,089 – – 37,089
Short-Term Investments:
Repurchase Agreements – 750,000 – 750,000
Total $ 6,114,419 $ 47,589,464 $ – $ 53,703,883
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 937,084,988 $ – $ – $ 937,084,988
Short-Term Investments:
Repurchase Agreements – 8,534,221 – 8,534,221
Total $ 937,084,988 $ 8,534,221 $ – $ 945,619,209
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $64,543,644 $(65,834,693)
Global Dividend Growth Fixed Income Clearing Corporation 375,000 (382,659)
International Dividend Growth Fixed Income Clearing Corporation 125,000 (127,622)
International Small Cap Fixed Income Clearing Corporation 750,000 (765,109)
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation 8,534,221 (8,705,226)

Securities Lending: The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Small Cap Common Stock 36,383 37,089
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Growth
$ 628,212,897 $ 1,156,782,547
Global Dividend Growth
3,231,927 5,696,353
International Dividend Growth
996,123 895,978
International Small Cap
28,078,965 45,101,311
Winslow Large-Cap Growth ESG
466,181,730 522,701,234

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
7/31/24
Year Ended
7/31/23
Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 2,354,159 $131,436,536 2,508,819 $126,992,387
Class A - automatic conversion of Class C 280 16,321 2,800 144,487
Class C 324,987 18,220,084 361,664 18,343,706
Class R6 3,716,702 207,850,077 7,621,911 387,693,932
Class I 4,457,883 248,657,128 5,959,749 301,795,950
Total subscriptions 10,854,011 606,180,146 16,454,943 834,970,462
Reinvestments of distributions:
Class A 331,371 18,489,556 421,588 21,185,231
Class C 53,143 2,947,503 98,771 4,973,001
Class R6 1,290,639 72,811,673 1,563,033 79,211,090
Class I 823,084 45,861,237 1,050,720 52,677,441
Total reinvestments of distributions 2,498,237 140,109,969 3,134,112 158,046,763
Redemptions:
Class A (2,587,958) (144,473,136) (3,150,226) (159,817,481)
Class C (1,663,023) (92,519,041) (1,784,684) (90,466,684)
Class C - automatic conversion to Class A (280) (16,321) (2,801) (144,487)
Class R6 (8,516,755) (495,476,671) (11,723,057) (608,137,856)
Class I (8,722,062) (486,996,121) (8,677,415) (438,932,005)
Total redemptions (21,490,078) (1,219,481,290) (25,338,183) (1,297,498,513)
Net increase (decrease) (8,137,830) $(473,191,175) (5,749,128) $(304,481,288)
Year Ended
7/31/24
Year Ended
7/31/23
Global Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 26,940 $855,201 62,097 $1,828,793
Class C 4,443 137,381 203 5,889
Class I 27,862 898,454 25,639 775,461
Total subscriptions 59,245 1,891,036 87,939 2,610,143
Reinvestments of distributions:
Class A 3,543 115,014 11,017 318,153
Class C 106 3,453 759 21,890
Class I 4,104 133,197 11,931 344,210
Total reinvestments of distributions 7,753 251,664 23,707 684,253
Redemptions:
Class A (62,991) (2,016,674) (60,984) (1,802,017)
Class C (9,362) (296,877) (10,856) (320,574)
Class I (76,957) (2,465,589) (49,327) (1,441,654)
Total redemptions (149,310) (4,779,140) (121,167) (3,564,245)
Net increase (decrease) (82,312) $(2,636,440) (9,521) $(269,849)

Year Ended
7/31/24
Year Ended
7/31/23
International Dividend Growth Shares Amount Shares Amount
Subscriptions:
Class A 13,409 $373,625 8,745 $226,297
Class A - automatic conversion of Class C 8 210 — —
Class C 188 5,000 7,344 200,794
Class I 6,403 180,332 26,916 732,995
Total subscriptions 20,008 559,167 43,005 1,160,086
Reinvestments of distributions:
Class A 2,084 58,623 2,185 56,267
Class C 168 4,629 166 4,300
Class I 1,355 38,125 998 25,902
Total reinvestments of distributions 3,607 101,377 3,349 86,469
Redemptions:
Class A (2,873) (81,012) (7,010) (183,760)
Class C (8,785) (249,751) (1,208) (29,592)
Class C - automatic conversion to Class A (8) (210) — —
Class I (4,125) (118,378) (13,790) (360,808)
Total redemptions (15,791) (449,351) (22,008) (574,160)
Net increase (decrease) 7,824 $211,193 24,346 $672,395
Year Ended
7/31/24
Year Ended
7/31/23
International Small Cap Shares Amount Shares Amount
Subscriptions:
Class A 2,143 $43,758 40,375 $805,593
Class C — — 1,233 23,521
Class R6 92,460 1,934,741 358,052 7,542,018
Class I 116,463 2,399,599 482,224 9,470,854
Total subscriptions 211,066 4,378,098 881,884 17,841,986
Reinvestments of distributions:
Class A 815 17,646 — —
Class C 10 209 — —
Class R6 6,756 147,018 49 972
Class I 17,946 389,961 1,237 24,681
Total reinvestments of distributions 25,527 554,834 1,286 25,653
Redemptions:
Class A (33,773) (713,344) (96,010) (1,738,120)
Class R6 (278,953) (5,921,947) (12,757) (271,976)
Class I (755,922) (15,970,036) (490,653) (9,685,201)
Total redemptions (1,068,648) (22,605,327) (599,420) (11,695,297)
Net increase (decrease) (832,055) $(17,672,395) 283,750 $6,172,342

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, investments in passive foreign investment companies, net operating losses offset to short term gains, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
7/31/24
Year Ended
7/31/23
Winslow Large-Cap Growth ESG Shares Amount Shares Amount
Subscriptions:
Class A 639,911 $33,895,858 541,186 $22,243,041
Class A - automatic conversion of Class C 110 5,711 184 7,757
Class C 34,932 1,398,969 42,474 1,431,438
Class R6 939,077 56,493,359 480,798 22,030,199
Class I 2,015,222 115,151,199 1,431,947 63,517,980
Total subscriptions 3,629,252 206,945,096 2,496,589 109,230,415
Reinvestments of distributions:
Class A 162,644 8,010,236 259,427 9,932,921
Class C 18,693 705,276 38,200 1,154,611
Class R6 96,863 5,249,991 125,621 5,235,212
Class I 481,670 25,379,173 732,579 29,781,581
Total reinvestments of distributions 759,870 39,344,676 1,155,827 46,104,325
Redemptions:
Class A (737,908) (39,083,597) (811,222) (33,427,126)
Class C (101,387) (3,949,503) (192,237) (6,233,699)
Class C - automatic conversion to Class A (142) (5,711) (232) (7,757)
Class R6 (509,667) (29,821,395) (317,851) (14,208,742)
Class I (3,276,157) (184,559,770) (1,870,555) (81,730,537)
Total redemptions (4,625,261) (257,419,976) (3,192,097) (135,607,861)
Net increase (decrease) (236,139) $(11,130,204) 460,319 $19,726,879
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,271,910,075 $ 3,139,041,361 $ (39,437,734) $ 3,099,603,627
Global Dividend Growth
11,523,038 8,519,513 (542,269) 7,977,244
International Dividend Growth
4,107,830 1,592,498 (385,723) 1,206,775
International Small Cap
48,738,126 8,651,766 (3,686,009) 4,965,757
Winslow Large-Cap Growth ESG
555,628,364 394,411,130 (4,420,28 5) 389,990,845

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 2,059,054 $ 236,719,168 $ 3,099,603,627 $ — $ — $ — $ 3,338,381,849
Global Dividend Growth
72,060 987,741 7,977,471 — — — 9,037,272
International Dividend
Growth
46,040 91,349 1,206,878 — — — 1,344,267
International Small Cap
1,085,888 — 4,966,762 (5,689,061) — — 363,589
Winslow Large-Cap Growth
ESG
20,801,072 67,425,159 389,990,845 — — — 478,217,076
7/31/24 7/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Dividend Growth
$ 76,250,480 $ 99,405,815 $ 100,181,862 $ 101,049,231
Global Dividend Growth
273,196 3,554 271,627 471,598
International Dividend Growth
137,848 3,897 76,680 52,767
International Small Cap
1,159,635 — 82,876 —
Winslow Large-Cap Growth ESG
1,212,081 42,392,450 — 50,937,506
Fund
Short-Term Long-Term Total
Dividend Growth
$ — $ — $ —
Global Dividend Growth
— — —
International Dividend Growth
— — —
International Small Cap
3,947,819 1,741,242 5,689,061
Winslow Large-Cap Growth ESG
— — —
Average Daily Net Assets Dividend Growth
Global
Dividend
Growth
International
Dividend
Growth
International
Small
Cap
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000% 0.5500% 0.5500% 0.7000% 0.5000%
For the next $125 million 0.4875 0.5375 0.5375 0.6875 0.4875
For the next $250 million 0.4750 0.5250 0.5250 0.6750 0.4750
For the next $500 million 0.4625 0.5125 0.5125 0.6625 0.4625
For the next $1 billion 0.4500 0.5000 0.5000 0.6500 0.4500
For the next $3 billion 0.4250 0.4750 0.4750 0.6250 0.4250
For the next $2.5 billion 0.4000 0.4500 0.4500 0.6000 0.4000
For the next $2.5 billion 0.3875 0.4375 0.4375 0.5875 0.3875
For net assets over $10 billion 0.3750 0.4250 0.4250 0.5750 0.3750

Notes to Financial Statements
(continued)
For the period August 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of July 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Dividend Growth
0.1572%
Global Dividend Growth
0.1572%
International Dividend Growth
0.1572%
International Small Cap
0.1572%
Winslow Large-Cap Growth ESG
0.1572%

fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Dividend Growth N/A N/A 1.25%
Global Dividend Growth 0.94% July 31, 2026 N/A
International Dividend Growth 0.94% July 31, 2026 N/A
International Small Cap 0.99% July 31, 2026 1.00%
Winslow Large-Cap Growth ESG 0.69% July 31, 2026 1.25%
N/A - Not Applicable.
Fund
Amount
Dividend Growth
$ 288,343
Global Dividend Growth
961
International Dividend Growth
158
International Small Cap
19,227
Winslow Large-Cap Growth ESG
100,411
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Growth
$ 512,961 $ 454,293
Global Dividend Growth
5,487 4,845
International Dividend Growth
1,707 1,706
International Small Cap
49 43
Winslow Large-Cap Growth ESG
118,176 104,224
Fund
Commission
Advances
(Unaudited)
Dividend Growth
$ 197,817
Global Dividend Growth
1,225
International Dividend Growth
1,750
International Small Cap
—

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares: Certain funds advised by Teachers Advisors, LLC, which are deemed affiliated investments, may invest in the Fund. As of the end of the reporting period, the percentage of Fund shares owned by Nuveen and/or TIAA and other affiliates are as follows:
Fund
Commission
Advances
(Unaudited)
Winslow Large-Cap Growth ESG
$ 18,068
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Growth
$ 138,561
Global Dividend Growth
607
International Dividend Growth
573
International Small Cap
141
Winslow Large-Cap Growth ESG
6,588
Fund
CDSC
Retained
(Unaudited)
Dividend Growth
$ 5,192
Global Dividend Growth
1,100
International Dividend Growth
120
International Small Cap
—
Winslow Large-Cap Growth ESG
796
Global Dividend
Growth
International
Dividend Growth
International
Small Cap
Winslow Large-
Cap Growth ESG
Nuveen 9% 27% —% —%
TIAA — — 67 1
Dividend
Growth
Nuveen Lifecycle Retirement Income Fund —%*
Nuveen Lifecycle 2010 Fund —*
Nuveen Lifecycle 2015 Fund 1
Nuveen Lifecycle 2020 Fund 1
Nuveen Lifecycle 2025 Fund 3
Nuveen Lifecycle 2030 Fund 4
Nuveen Lifecycle 2035 Fund 5
Nuveen Lifecycle 2040 Fund 7
Nuveen Lifecycle 2045 Fund 6
Nuveen Lifecycle 2050 Fund 5
Nuveen Lifecycle 2055 Fund 2
Nuveen Lifecycle 2060 Fund 1
Nuveen Lifecycle 2065 Fund —*
Nuveen Lifestyle Aggressive Growth Fund —*
Nuveen Lifestyle Conservative Fund —*
Nuveen Lifestyle Growth Fund —*

9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Dividend
Growth
Nuveen Lifestyle Income Fund —*
Nuveen Lifestyle Moderate Fund 1
Nuveen Managed Allocation Fund 1
* Rounds to less than 1%
Fund
Maximum
Outstanding
Balance
Dividend Growth
$ —
Global Dividend Growth
—
International Dividend Growth
—
International Small Cap
1,866,988
Winslow Large-Cap Growth ESG
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Dividend Growth
— $ — — %
Global Dividend Growth
— — —
International Dividend Growth
— — —
International Small Cap
9 1,132,881 6.53
Winslow Large-Cap Growth ESG
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Growth
$ 114,607,086
Global Dividend Growth
58,553
International Dividend Growth
6,377
International Small Cap
—
Winslow Large-Cap Growth ESG
50,743,255
Fund Percentage
Dividend Growth
100 .0%
Global Dividend Growth
83 .0
International Dividend Growth
1 .0
International Small Cap
–
Winslow Large-Cap Growth ESG
100 .0
Fund Percentage
Dividend Growth
100 .0%
Global Dividend Growth
100 .0
International Dividend Growth
95 .8
International Small Cap
100 .0
Winslow Large-Cap Growth ESG
100 .0

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Dividend Growth
2 .3% 3 .4%
Global Dividend Growth
4 .2 3 .1
International Dividend Growth
2 .8 2 .7
International Small Cap
1 .1 —
Winslow Large-Cap Growth ESG
— —
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Dividend Growth
$ — $ — $ — $ —
Global Dividend Growth
— — — —
International Dividend Growth
116,382 0.65359 10,158 0.05705
International Small Cap
1,246,562 0.52906 142,390 0.06043
Winslow Large-Cap Growth ESG
— — — —
Fund Percentage
Dividend Growth
2 .0%
Global Dividend Growth
3 .1
International Dividend Growth
2 .7
International Small Cap
2 .4
Winslow Large-Cap Growth ESG
3 .1

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Dividend Growth Fund

Nuveen Global Dividend Growth Fund

Nuveen International Dividend Growth Fund

Nuveen International Small Cap Fund

Nuveen Winslow Large-Cap Growth ESG Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Investment Trust II approved, for each respective fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”), pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each respective Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Dividend Growth Fund, Nuveen Global Dividend Growth Fund, Nuveen International Dividend Growth Fund and Nuveen International Small Cap Fund, Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM serves as the sub-adviser to such Fund; and (b) in the case of Nuveen Winslow Large-Cap Growth ESG Fund, Winslow Capital Management, LLC (“Winslow,” and Winslow and NAM are each a “Sub-Adviser”), pursuant to which Winslow serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Advisers are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub- Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Advisers in providing services to the applicable Fund(s).

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of each Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Global Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the three-year period ended December 31, 2023. The Fund also ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen International Dividend Growth Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the three-year periods ended December 31, 2023 and March 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the second quartile for the three-year period and third quartile for the five-year period ended December 31, 2023. The Fund also ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen International Small Cap Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the three-year periods ended December 31, 2023 and March 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the first quartile for the three-year period and third quartile for the five-year period ended December 31, 2023. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024, the Fund ranked in the second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Winslow Large-Cap Growth ESG Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of NFAL, not the applicable Fund(s).

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

•

For Nuveen Global Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen International Dividend Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen International Small Cap Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Winslow Large-Cap Growth ESG Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, each Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for NAM for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and affiliated sub-advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or sub-advisers, as applicable.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable Fund(s) were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: October 4, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2024	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: October 4, 2024	By: /s/ E. Scott Wickerham E. Scott Wickerham Vice President and Controller (principal financial officer)